Other Income	6 Months Ended
Dec. 31, 2025
Other Income [Abstract]
Other income
17.	Other income

	December 31, 2024	December 31, 2025	December 31, 2025
	RM	RM	US$
Gain on disposal of plant and equipment	248,949	2,723	671
Proceeds from sale of scraped materials	-	14,947	3,685
Sundry income	7,656	758	187
	256,605	18,428	4,543